Bank Loans and Other Borrowings (Details)																1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 09, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	May 06, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 17, 2023 CNY (¥)	Jan. 16, 2023 CNY (¥)	Jan. 13, 2023 CNY (¥)	Nov. 08, 2022 CNY (¥)	Nov. 08, 2022 USD ($)	Sep. 13, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	May 02, 2020 CNY (¥)	May 02, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 17, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	May 06, 2023 CNY (¥)	Mar. 16, 2022 CNY (¥)	Mar. 16, 2022 USD ($)
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility									¥ 40,000,000															¥ 5,000,000
Amount drawn or borrowed																			¥ 247,387,392	$ 36,000,901	¥ 414,116,587		¥ 32,253,609
Annual interest rate									5.00%															3.25%
Repaid amount		¥ 32,400,000	¥ 31,700,000		¥ 20,900,000													¥ 2,900,000
Accrued interest on loan																			23,400,000	3,400,000
Repaid amount						¥ 2,900,000			¥ 23,600,000										146,510,134	$ 21,320,799	49,558,442		160,407,571
Debt instrument periodic payment (in Dollars) | $				$ 4,700,000
Repayment of debt																								¥ 4,700,000
Interest expense																			¥ 32,000,000		2,800,000		¥ 5,800,000
China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility												¥ 100,000,000
Term of credit facility												3 years
Amount drawn or borrowed												¥ 41,200,000
Annual interest rate												5.66%
Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility													¥ 140,000,000
Term of credit facility													3 years
Amount drawn or borrowed													¥ 83,000,000
Annual interest rate													5.30%
Citi Bank [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Amount drawn or borrowed														¥ 1,103,609	$ 166,400
Annual interest rate														1.00%	1.00%
Repayments of debt																¥ 869,000	$ 129,422				¥ 235,000	$ 36,978
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																									¥ 274,868,000	$ 40,000,000
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Annual interest rate																									4.00%	4.00%
R-Bridge Healthcare Fund, LP [Member] | Minimum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Royalty rate																			1.50%	1.50%
R-Bridge Healthcare Fund, LP [Member] | Maximum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Royalty rate																			3.50%	3.50%
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Amount drawn or borrowed	¥ 31,300,000						¥ 4,400,000	¥ 988,000
Annual interest rate	4.00%						4.00%	3.90%
Repaid amount	¥ 9,700,000
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Amount drawn or borrowed										¥ 26,000,000
Annual interest rate										5.00%
Debt instrument periodic payment (in Dollars) | $											$ 722,222
Repayment of debt										¥ 722,230